Voya Midcap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Communication Services: 3.2%
427,902	(1)	Live Nation Entertainment, Inc.	$27,188,893	1.4
297,958		Sinclair Broadcast Group, Inc.	11,465,424	0.6
278,937		World Wrestling Entertainment, Inc.	24,206,153	1.2
			62,860,470	3.2

		Consumer Discretionary: 15.8%
602,557		Aramark	17,805,559	0.9
27,138	(1)	Autozone, Inc.	27,792,569	1.4
484,487		Brunswick Corp.	24,384,231	1.3
229,958	(1)	Burlington Stores, Inc.	36,029,819	1.9
214,505		Darden Restaurants, Inc.	26,055,922	1.3
160,325		Domino's Pizza, Inc.	41,379,883	2.1
430,829		Hilton Worldwide Holdings, Inc.	35,806,198	1.8
297,021	(1)	Norwegian Cruise Line Holdings Ltd.	16,324,274	0.8
144,202	(1)	O'Reilly Automotive, Inc.	55,993,637	2.9
282,079		Ross Stores, Inc.	26,261,555	1.4
			307,833,647	15.8

		Consumer Staples: 3.2%
110,295		Church & Dwight Co., Inc.	7,856,313	0.4
243,211		Hershey Co.	27,927,919	1.4
240,109	(1)	Monster Beverage Corp.	13,105,149	0.7
600,560	(1)	Sprouts Farmers Market, Inc.	12,936,063	0.7
			61,825,444	3.2

		Energy: 1.3%
102,654		Concho Resources, Inc./Midland TX	11,390,488	0.6
134,681	(1)	Continental Resources, Inc.	6,029,668	0.3
255,520		Halliburton Co.	7,486,736	0.4
			24,906,892	1.3

		Financials: 6.6%
542,209		E*Trade Financial Corp.	25,174,764	1.3
93,223	(2)	Factset Research Systems, Inc.	23,144,474	1.2
199,813		Moody's Corp.	36,184,136	1.8
124,832		MSCI, Inc. - Class A	24,821,595	1.3
284,616		Progressive Corp.	20,517,967	1.0
			129,842,936	6.6

		Health Care: 14.3%
306,058	(1)	BioMarin Pharmaceutical, Inc.	27,187,132	1.4
659,680	(1)	Centene Corp.	35,029,008	1.8
128,331	(1)	Charles River Laboratories International, Inc.	18,640,078	1.0
244,508	(1)	Edwards Lifesciences Corp.	46,781,716	2.4
446,348		Encompass Health Corp.	26,066,723	1.3
255,222	(1)	Exact Sciences Corp.	22,107,330	1.1
86,153	(1)	ICU Medical, Inc.	20,618,997	1.1
148,948	(1)	Idexx Laboratories, Inc.	33,304,773	1.7
231,769	(1)	PRA Health Sciences, Inc.	25,561,803	1.3
47,761	(1)	Tandem Diabetes Care, Inc.	3,032,823	0.1
163,308	(1)	Veeva Systems, Inc.	20,717,253	1.1
			279,047,636	14.3

		Industrials: 15.9%
474,589		Ametek, Inc.	39,376,649	2.0
375,306		Delta Air Lines, Inc.	19,384,555	1.0
184,821		Hubbell, Inc.	21,805,182	1.1
442,903		Ingersoll-Rand PLC - Class A	47,811,379	2.5
147,862		L3 Technologies, Inc.	30,514,281	1.6
1,038,194		Quanta Services, Inc.	39,181,441	2.0
375,199		Spirit Aerosystems Holdings, Inc.	34,341,964	1.8
237,986		Waste Connections, Inc.	21,083,180	1.1
211,439		Waste Management, Inc.	21,970,626	1.1
111,819		WW Grainger, Inc.	33,649,692	1.7
			309,118,949	15.9

		Information Technology: 31.4%
516,301	(1)	Black Knight, Inc.	28,138,404	1.4
422,881		Broadridge Financial Solutions, Inc. ADR	43,848,531	2.3
267,388		Citrix Systems, Inc.	26,647,888	1.4
226,299	(1)	EPAM Systems, Inc.	38,273,950	2.0
88,826		Fidelity National Information Services, Inc.	10,046,221	0.5
618,418	(1)	Fiserv, Inc.	54,593,941	2.8
136,816	(1)	Fortinet, Inc.	11,488,439	0.6
598,489	(1)	GoDaddy, Inc.	45,000,388	2.3
117,557	(1)	HubSpot, Inc.	19,539,149	1.0
223,207		Lam Research Corp.	39,956,285	2.1
731,456		Maxim Integrated Products	38,891,515	2.0
212,852		Motorola Solutions, Inc.	29,888,678	1.5
267,882		NXP Semiconductor NV - NXPI - US	23,678,090	1.2
327,320	(1)	Proofpoint, Inc.	39,746,468	2.0
1,313,616	(1)	Pure Storage, Inc.	28,623,693	1.5
255,734	(1)	Splunk, Inc.	31,864,456	1.6
380,884	(1)	Synopsys, Inc.	43,858,793	2.3
374,674		Total System Services, Inc.	35,597,777	1.8
251,891	(1)	Zendesk, Inc.	21,410,735	1.1
			611,093,401	31.4

		Materials: 3.6%
157,505		Avery Dennison Corp.	17,798,065	0.9
107,412	(1)	Berry Global Group, Inc.	5,786,284	0.3
84,070		Celanese Corp.	8,290,143	0.4
277,275	(1)	Crown Holdings, Inc.	15,130,897	0.8
112,774		LyondellBasell Industries NV - Class A	9,482,038	0.5

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
137,435	Packaging Corp. of America	$13,658,290	0.7
		70,145,717	3.6

	Real Estate: 2.4%
295,872	Equity Lifestyle Properties, Inc.	33,818,170	1.7
137,397	Extra Space Storage, Inc.	14,002,128	0.7
		47,820,298	2.4

	Total Common Stock
	(Cost $1,714,856,650)	1,904,495,390	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateral(3): 0.1%
570,118	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $570,242, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $581,520, due 04/11/19-09/09/49)
	(Cost $570,118)	570,118	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.5%
49,226,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $49,226,000)	49,226,000	2.5

	Total Short-Term Investments
	(Cost $49,796,118)	49,796,118	2.6

	Total Investments in Securities (Cost $1,764,652,768)	$1,954,291,508	100.3
	Liabilities in Excess of Other Assets	(6,064,306)	(0.3)
	Net Assets	$1,948,227,202	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$1,904,495,390	$–	$–	$1,904,495,390
Short-Term Investments	49,226,000	570,118	–	49,796,118
Total Investments, at fair value	$1,953,721,390	$570,118	$–	$1,954,291,508

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,773,375,023.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$235,508,000
Gross Unrealized Depreciation	(54,591,570)

Net Unrealized Appreciation	$180,916,430

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Communication Services: 2.7%
135,865	(1)	Boingo Wireless, Inc.	$3,162,937	0.9
66,717	(1)	Cardlytics, Inc.	1,103,499	0.3
149,872	(1)	QuinStreet, Inc.	2,006,786	0.6
333,465	(1)	Vonage Holdings Corp.	3,347,989	0.9
			9,621,211	2.7

		Consumer Discretionary: 14.8%
178,069		American Eagle Outfitters, Inc.	3,947,790	1.1
112,563	(1)	At Home Group, Inc.	2,010,375	0.5
178,956		Bloomin Brands, Inc.	3,659,650	1.0
35,752	(1)	Boot Barn Holdings, Inc.	1,052,539	0.3
58,909		Cheesecake Factory	2,881,828	0.8
36,040		Childrens Place, Inc./The	3,505,971	1.0
137,705		Dana, Inc.	2,442,887	0.7
57,606	(1)	Eldorado Resorts, Inc.	2,689,624	0.7
43,755	(1)	Etsy, Inc.	2,941,211	0.8
180,152		Extended Stay America, Inc.	3,233,728	0.9
37,179	(1)	Five Below, Inc.	4,619,491	1.3
15,165	(1),(2)	iRobot Corp.	1,784,769	0.5
30,119		Jack in the Box, Inc.	2,441,446	0.7
18,842		Marriott Vacations Worldwide Corp.	1,761,727	0.5
104,391	(1)	National Vision Holdings, Inc.	3,281,009	0.9
42,249	(1)	Ollie's Bargain Outlet Holdings, Inc.	3,605,107	1.0
59,277	(1)	Planet Fitness, Inc.	4,073,516	1.1
56,638	(1)	Sotheby's	2,138,085	0.6
22,881	(1)	TopBuild Corp.	1,483,146	0.4
			53,553,899	14.8

		Consumer Staples: 1.7%
30,501	(2)	MGP Ingredients, Inc.	2,353,152	0.6
99,070	(1)	Performance Food Group Co.	3,927,135	1.1
			6,280,287	1.7

		Energy: 1.6%
165,148	(1)	Carrizo Oil & Gas, Inc.	2,059,396	0.6
33,823	(1)	Dril-Quip, Inc.	1,550,785	0.4
77,023	(1)	Unit Corp.	1,096,807	0.3
65,575	(2)	US Silica Holdings, Inc.	1,138,382	0.3
			5,845,370	1.6

		Financials: 7.6%
24,279		Amerisafe, Inc.	1,442,173	0.4
44,743	(1)	Eagle Bancorp, Inc.	2,246,099	0.6
45,699		FirstCash, Inc.	3,952,963	1.1
68,116	(1)	Green Dot Corp.	4,131,235	1.1
66,108		Houlihan Lokey, Inc.	3,031,052	0.8
39,072		Kemper Corp.	2,974,942	0.8
102,256	(1)	MGIC Investment Corp.	1,348,757	0.4
66,161		Moelis & Co.	2,752,959	0.8
26,821		Primerica, Inc.	3,276,185	0.9
95,601		United Community Banks, Inc./GA	2,383,333	0.7
			27,539,698	7.6

		Health Care: 22.2%
36,417	(1)	Aerie Pharmaceuticals, Inc.	1,729,807	0.5
26,585	(1)	Amedisys, Inc.	3,276,867	0.9
143,394	(1)	Amicus Therapeutics, Inc.	1,950,158	0.5
36,594	(1)	Arena Pharmaceuticals, Inc.	1,640,509	0.5
112,072	(1)	Array Biopharma, Inc.	2,732,315	0.8
26,418	(1)	Blueprint Medicines Corp.	2,114,761	0.6
24,634	(1),(2)	Clovis Oncology, Inc.	611,416	0.2
98,565	(1)	Cymabay Therapeutics, Inc.	1,308,943	0.4
31,647	(1)	Emergent Biosolutions, Inc.	1,598,806	0.4
63,648	(1)	Epizyme, Inc.	788,599	0.2
38,930	(1)	FibroGen, Inc.	2,115,845	0.6
60,354	(1)	G1 Therapeutics, Inc.	1,001,876	0.3
32,299	(1),(2)	Global Blood Therapeutics, Inc.	1,709,586	0.5
35,725	(1)	HealthEquity, Inc.	2,642,935	0.7
27,879		Hill-Rom Holdings, Inc.	2,951,271	0.8
85,606	(1)	HMS Holdings Corp.	2,534,794	0.7
114,080	(1)	Immunogen, Inc.	309,157	0.1
72,856	(1)	Immunomedics, Inc.	1,399,564	0.4
34,553	(1)	Insmed, Inc.	1,004,456	0.3
15,043	(1)	Intercept Pharmaceuticals, Inc.	1,682,710	0.5
15,635	(1)	Ligand Pharmaceuticals, Inc.	1,965,476	0.5
21,663	(1)	LivaNova PLC	2,106,727	0.6
43,845	(1)	Medidata Solutions, Inc.	3,211,208	0.9
53,543	(1)	Medpace Holdings, Inc.	3,157,431	0.9
66,864	(1)	Merit Medical Systems, Inc.	4,134,201	1.1
45,500	(1)	Omnicell, Inc.	3,678,220	1.0
46,641	(1)	PetIQ, Inc.	1,464,994	0.4
16,737	(1)	Puma Biotechnology, Inc.	649,228	0.2
41,548	(1)	Quidel Corp.	2,720,148	0.7
265,473	(1)	R1 RCM, Inc.	2,567,124	0.7
25,426	(1)	REGENXBIO, Inc.	1,457,164	0.4
30,804	(1)	Repligen Corp.	1,819,900	0.5
205,509	(1)	Select Medical Holdings Corp.	2,895,622	0.8
31,816	(1)	Spectrum Pharmaceuticals, Inc.	340,113	0.1
40,374	(1)	Supernus Pharmaceuticals, Inc.	1,414,705	0.4
19,459	(1)	Syneos Health, Inc.	1,007,198	0.3
38,297	(1)	Teladoc Health, Inc.	2,129,313	0.6
250,794	(1),(2)	TherapeuticsMD, Inc.	1,221,367	0.3
32,549	(1)	Ultragenyx Pharmaceutical, Inc.	2,257,599	0.6
105,220	(1)	Wright Medical Group NV	3,309,169	0.9

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
28,598	(1)	Zogenix, Inc.	$1,573,176	0.4
			80,184,458	22.2

		Industrials: 18.0%
134,401	(1)	Air Transport Services Group, Inc.	3,097,943	0.9
69,376	(1)	ASGN, Inc.	4,404,682	1.2
77,913	(1)	Beacon Roofing Supply, Inc.	2,505,682	0.7
58,702		Brink's Co.	4,426,718	1.2
21,953	(1)	CIRCOR International, Inc.	715,668	0.2
26,975		Curtiss-Wright Corp.	3,057,346	0.8
53,734		EMCOR Group, Inc.	3,926,881	1.1
39,710		EnPro Industries, Inc.	2,559,309	0.7
37,641		Exponent, Inc.	2,172,639	0.6
84,655	(1)	Generac Holdings, Inc.	4,336,876	1.2
67,703		Granite Construction, Inc.	2,921,384	0.8
45,359	(1)	HUB Group, Inc.	1,852,915	0.5
36,864		John Bean Technologies Corp.	3,387,433	0.9
40,110		Korn Ferry	1,796,126	0.5
32,503		Lindsay Corp.	3,145,965	0.9
49,265		Matthews International Corp.	1,820,342	0.5
40,144		Regal Beloit Corp.	3,286,589	0.9
43,551	(1)	Saia, Inc.	2,660,966	0.7
62,227		Simpson Manufacturing Co., Inc.	3,688,194	1.0
21,033		Tennant Co.	1,305,939	0.4
43,968		Watts Water Technologies, Inc.	3,553,494	1.0
49,022		Woodward, Inc.	4,651,698	1.3
			65,274,789	18.0

		Information Technology: 20.2%
152,536	(1)	ACI Worldwide, Inc.	5,013,858	1.4
62,148	(1)	Advanced Energy Industries, Inc.	3,087,513	0.9
24,590	(1)	Benefitfocus, Inc.	1,217,697	0.3
43,624	(1)	Bottomline Technologies de, Inc.	2,185,126	0.6
16,845	(1)	CACI International, Inc.	3,066,127	0.8
65,532	(1)	Cornerstone OnDemand, Inc.	3,589,843	1.0
126,909	(1)	Cray, Inc.	3,305,980	0.9
119,492		Entegris, Inc.	4,264,670	1.2
63,310	(1)	Envestnet, Inc.	4,139,841	1.1
35,760	(1)	Everbridge, Inc.	2,682,358	0.7
78,087	(1)	Evo Payments, Inc.	2,268,427	0.6
57,952	(1)	ExlService Holdings, Inc.	3,478,279	1.0
18,863	(1)	HubSpot, Inc.	3,135,219	0.9
41,529		j2 Global, Inc.	3,596,411	1.0
74,513	(1)	Lumentum Holdings, Inc.	4,212,965	1.2
40,863	(1)	Paylocity Holding Corp.	3,644,571	1.0
43,319	(1)	Q2 Holdings, Inc.	3,000,274	0.8
58,156	(1)	Rapid7, Inc.	2,943,275	0.8
58,252	(1)	SailPoint Technologies Holding, Inc.	1,672,997	0.5
64,063	(1)	Semtech Corp.	3,261,447	0.9
47,449	(1)	Silicon Laboratories, Inc.	3,836,726	1.1
12,828	(1)	Trade Desk, Inc./The	2,539,303	0.7
231,718	(1)	Viavi Solutions, Inc.	2,868,669	0.8
			73,011,576	20.2

		Materials: 4.1%
150,479		Commercial Metals Co.	2,570,181	0.7
40,654	(2)	Compass Minerals International, Inc.	2,210,358	0.6
35,320		Minerals Technologies, Inc.	2,076,463	0.6
96,566		PolyOne Corp.	2,830,350	0.8
40,516		Sensient Technologies Corp.	2,746,580	0.7
64,657		Worthington Industries, Inc.	2,412,999	0.7
			14,846,931	4.1

		Real Estate: 3.6%
140,405		Americold Realty Trust	4,283,756	1.2
45,814		EastGroup Properties, Inc.	5,114,675	1.4
82,616		Hudson Pacific Properties, Inc.	2,843,643	0.8
43,273		Urban Edge Properties	822,187	0.2
			13,064,261	3.6

	Total Common Stock
	(Cost $338,356,504)		349,222,480	96.5

EXCHANGE-TRADED FUNDS: 1.8%
32,171		iShares Russell 2000 Growth ETF	6,326,749	1.8

	Total Exchange-Traded Funds
	(Cost $5,853,437)		6,326,749	1.8

	Total Long-Term Investments
	(Cost $344,209,941)		355,549,229	98.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.3%
	Securities Lending Collateral(3): 2.1%
381,808	Bank of Montreal, Repurchase Agreement dated 03/29/19, 2.58%, due 04/01/19 (Repurchase Amount $381,889, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $389,444, due 04/25/19-08/15/48)	381,808	0.1

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
1,816,085	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,816,484, collateralized by various U.S. Government Agency Obligations, 3.500%-4.571%, Market Value plus accrued interest $1,852,819, due 12/01/33-02/01/49)	$1,816,085	0.5
1,816,085	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,816,481, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,852,407, due 04/15/19-10/20/68)	1,816,085	0.5
1,816,085	Jefferies LLC, Repurchase Agreement dated 03/29/19, 2.67%, due 04/01/19 (Repurchase Amount $1,816,484, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,852,421, due 04/03/19-07/15/36)	1,816,085	0.5
1,816,085	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $1,816,481, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,852,407, due 04/11/19-09/09/49)	1,816,085	0.5
		7,646,148	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
8,042,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
	(Cost $8,042,000)	$8,042,000	2.2

	Total Short-Term Investments
	(Cost $15,688,148)	15,688,148	4.3

	Total Investments in Securities (Cost $359,898,089)	$371,237,377	102.6
	Liabilities in Excess of Other Assets	(9,262,980)	(2.6)
	Net Assets	$361,974,397	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2019.

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Common Stock*	$349,222,480	$–	$–	$349,222,480
Exchange-Traded Funds	6,326,749	–	–	6,326,749
Short-Term Investments	8,042,000	7,646,148	–	15,688,148
Total Investments, at fair value	$363,591,229	$7,646,148	$–	$371,237,377

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $367,703,475.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$30,709,589
Gross Unrealized Depreciation	(27,175,687)

Net Unrealized Appreciation	$3,533,902